Borrowings - Summary of Movements In Liabilities From Financing Activities (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jul. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		€ 244,745	€ 173,513
Proceeds from borrowings		159,210	44,315
Payment of principal portion of lease liabilities		5,227	(3,215)
New leases		11,607	20,800
Termination of leases		(88)	(670)
Other changes		5,586	10,002
Transaction fees		(11,657)	(517)	€ (1,291)
Net settlement of old facility against renewed facility		0
Payment of old facility break costs		(46)
Acquisition of Mega-E		34,453
Repayment of borrowings		(23,403)	0	0
Loss on modification of old facility		1,730	0	0
Loss on the old facility extinguishment		2,832	0	0
Conversion to equity		(101,931)
Ending balance		320,357	244,745	173,513
MOMA
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Acquisition of Mega-E		1,594
The Renewed Facility And Senior Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Transaction fees		(10,705)
Renewed facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings		109,210
Other changes		(977)
Transaction fees		(9,200)
Net settlement of old facility against renewed facility		170,000
Ending balance		269,033
Senior debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		112,935	67,579
Proceeds from borrowings		50,000	44,315
Other changes		4,054	1,041
Transaction fees	€ (1,505)	(1,505)
Net settlement of old facility against renewed facility		(170,000)
Payment of old facility break costs		(46)
Loss on modification of old facility		1,730
Loss on the old facility extinguishment		2,832
Ending balance		0	112,935	67,579
Shareholder loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		100,193	92,031
Proceeds from borrowings		0	0
Other changes		1,738	8,162
Conversion to equity		(101,931)
Ending balance		0	100,193	92,031
Shareholder loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other changes		5
Acquisition of Mega-E		23,398
Repayment of borrowings		(23,403)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		31,617	13,903
Proceeds from borrowings		0	0
Payment of principal portion of lease liabilities		5,227	(3,215)
New leases		11,607	20,800
Termination of leases			(670)
Other changes		766	799
Acquisition of Mega-E		11,055
Ending balance		51,324	€ 31,617	€ 13,903
Lease liabilities | MOMA
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Acquisition of Mega-E		€ 1,594